OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

	December 31, 2013	Weighted average amortization period	December 31, 2012	Weighted average amortization period

Cost:
Brand name	670	4.1	670	4.1
Customer list	2,450	2.5	2,450	2.5

	3,120		3,120
Accumulated amortization:
Brand name	539		475
Customer list	2,405		2,288

	2,944		2,763

Amortized cost	$176		$357

Intangible assets are amortized based on the straight-line method for their remaining useful life.

Amortization expenses amounted to $ 181, $ 183 and $ 931 for the years ended December 31, 2013, 2012 and 2011, respectively. The remaining unamortized cost as of December 31, 2013 will be fully amortized in the year ended December 31, 2014.